Supplement dated October 18, 2024 to the Statement of Additional Information, dated May 1, 2024, as may be revised or supplemented from time to time, for the following funds:

Gateway Equity Call Premium Fund

Gateway Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Small Cap Value Fund

Effective immediately, the information for Confluence Technologies, Inc., Gresham Technologies plc and NIM-os LLC in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N-PORT filings and production of shareholder reports

Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Performing certain electronic reconciliations of portfolio holdings of the Funds

NIM-os, LLC	Certain Funds	Full portfolio holdings	Daily	Hosting of portfolio accounting and trade order management and compliance systems, corporate actions, trade settlements, pricing, reconciliation, and risk analysis